Note to cash flow statement - Analysis of net debt (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Note to cash flow statement
Cash and cash equivalents, cash > 3 months and restricted cash	€ 3,986.5	€ 4,119.6	€ 4,675.0
Total borrowings	(2,682.7)	(2,746.8)	(4,116.2)
Net debt	€ 1,303.8	€ 1,372.8	€ 558.8	€ (1,451.6)